INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income tax benefit
Unrecognized tax benefits
Tax related interest or penalties
Changes in unrecognized tax benefits
Recognized interest or penalties related to unrecognized tax benefits